UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2011
                                                   ------------------

Check here if Amendment [  ];    Amendment Number: ------------------

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        New Generation Advisors, LLC
             ----------------------------
Address:     49 Union Street
             ----------------------------
             Manchester, MA  01944
             ----------------------------

Form 13F File Number:     28-10779
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     George Putnam, III
          -------------------------------
Title:    President
          -------------------------------
Phone:    978-704-6200
          -------------------------------

Signature, Place and Date of Signing:

/s/ George Putnam III         Manchester, MA         November 10, 2011
---------------------       -----------------       -------------------
    [Signature]               [City, State]               [Date]

Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                    0
                                                -------------
Form 13F Information Table Entry Total:              56
                                                -------------
Form 13F Information Table Value Total:           $202,099
                                                -------------
                                                 (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                   Title of               Value              Investment   Other     Voting Authority
Name of Issuer                                      Class      Cusip     ($1000)  Shares     Discretion  Managers   Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
ABITIBIBOWATER INC                                 COMMON    003687209    1,260      84,006     SOLE       NONE       84,006
ACCO BRANDS CORP                                   COMMON    00081T108    3,450     723,365     SOLE       NONE      723,365
ACCURIDE CORP                                      COMMON    00439T206    7,686   1,501,215     SOLE       NONE    1,501,215
BALTIC TRADING LTD                                 COMMON    Y0553W103    1,454     312,771     SOLE       NONE      312,771
BANK OF AMERICA CORP                               COMMON    060505104    1,958     320,000     SOLE       NONE      320,000
BANK OF AMERICA CORP  13.3000 EXP01/16/2019        WTS       060505146    3,833   1,414,360     SOLE       NONE    1,414,360
BANK OF AMERICA CORP  30.7900 EXP10/28/2018        WTS       060505153    1,170   1,376,975     SOLE       NONE    1,376,975
BLUELINX HOLDINGS INC                              COMMON    09624H109    1,459   1,006,186     SOLE       NONE    1,006,186
BUILDERS FIRSTSOURCE, INC                          COMMON    12008R107    1,598   1,258,468     SOLE       NONE    1,258,468
CALPINE CORP                                       COMMON    131347304    4,320     306,787     SOLE       NONE      306,787
CHARTER COMMUNICATIONS, INC                        CL A      16117M305    9,611     205,190     SOLE       NONE      205,190
DELTA AIR LINES, INC                               COMMON    247361702    5,815     775,344     SOLE       NONE      775,344
DORAL FINANCIAL CORP                               COMMON    25811P886    3,093   2,837,382     SOLE       NONE    2,837,382
EUROSEAS LTD                                       COMMON    Y23592200    2,073     655,870     SOLE       NONE      655,870
EXCEL MARITIME CARRIERS LTD                        COMMON    V3267N107    3,386   1,627,759     SOLE       NONE    1,627,759
EXIDE TECHNOLOGIES                                 COMMON    302051206    3,679     919,747     SOLE       NONE      919,747
FAIRPOINT COMMUNICATIONS, INC                      COMMON    305560302    6,676   1,552,537     SOLE       NONE    1,552,537
FEDERAL MOGUL CORP                                 COMMON    313549404    1,791     121,428     SOLE       NONE      121,428
FIFTH THIRD BANCORP                                COMMON    316773100    4,834     478,640     SOLE       NONE      478,640
GENERAL MOTORS CO                                  COMMON    37045V100    3,464     171,674     SOLE       NONE      171,674
GENERAL MOTORS CO 10.0000 EXP07/10/2016            WTS       37045V118    3,718     319,452     SOLE       NONE      319,452
GENERAL MOTORS CO 18.3300 EXP07/10/2019            WTS       37045V126    2,755     347,452     SOLE       NONE      347,452
GLOBAL GEOPHYSICAL SERVICES INC                    COMMON    37946S107    1,947     244,231     SOLE       NONE      244,231
THE GOODYEAR TIRE & RUBBER COMPANY                 COMMON    382550101    3,319     328,924     SOLE       NONE      328,924
JPMORGAN CHASE & CO. 42.4200 EXP10/28/2018         WTS       46634E114    4,309     462,837     SOLE       NONE      462,837
KEMET CORP                                         COMMON    488360207    4,722     660,393     SOLE       NONE      660,393
KEYCORP                                            COMMON    493267108    4,297     724,602     SOLE       NONE      724,602
LEAP WIRELESS INTL INC                             COMMON    521863308    3,549     513,660     SOLE       NONE      513,660
LEAR CORP                                          COMMON    521865204    6,747     157,275     SOLE       NONE      157,275
LENNAR CORP                                        CL A      526057104    6,967     514,540     SOLE       NONE      514,540
METROPCS COMMUNICATIONS, INC                       COMMON    591708102   10,266   1,179,273     SOLE       NONE    1,179,273
MGIC INVESTMENT CORP                               COMMON    552848103    2,830   1,513,363     SOLE       NONE    1,513,363
OWENS CORNING                                      COMMON    690742101    2,435     112,319     SOLE       NONE      112,319
OWENS CORNING INC 45.2500 EXP10/31/2013
  SERIES B                                         WTS       690742127       58      44,817     SOLE       NONE       44,817
PENNYMAC MTG INVT TR                               COMMON    70931T103    4,182     263,024     SOLE       NONE      263,024
PLAINS EXPL & PROD CO LP                           COMMON    726505100    7,075     311,558     SOLE       NONE      311,558
PMI GROUP, INC                                     COMMON    69344M101      320   1,600,765     SOLE       NONE    1,600,765
THE PNC FINANCIAL SERVICES GROUP, INC.
  67.3300 EXP12/31/2018                            WTS       693475121    2,517     281,525     SOLE       NONE      281,525
RADIAN GROUP INC                                   COMMON    750236101    1,707     779,300     SOLE       NONE      779,300
REGIONS FINANCIAL CORP                             COMMON    7591EP100    2,958     888,264     SOLE       NONE      888,264
REVLON INC                                         CL A      761525609    2,897     235,106     SOLE       NONE      235,106
ROCK-TENN CO                                       CL A      772739207    2,873      59,016     SOLE       NONE       59,016
SERACARE LIFE SCIENCES, INC                        COMMON    81747T104       26       8,979     SOLE       NONE        8,979
SOLUTIA INC                                        COMMON    834376501    4,777     371,728     SOLE       NONE      371,728
SOLUTIA INC 29.7000 EXP12/31/2013                  WTS       834376147      107     160,053     SOLE       NONE      160,053
STERLING FINANCIAL CORP                            COMMON    859319303      458      36,995     SOLE       NONE       36,995
SUNTRUST BANKS INC                                 COMMON    867914103    3,774     210,239     SOLE       NONE      210,239
SYNOVUS FINANCIAL CORP                             COMMON    87161C105    2,195   2,051,491     SOLE       NONE    2,051,491
TENET HEALTHCARE CORP                              COMMON    88033G100    2,943     716,148     SOLE       NONE      716,148
TERADYNE INC                                       COMMON    880770102    5,871     533,285     SOLE       NONE      533,285
U.S. CONCRETE INC                                  COMMON    90333L201    1,135     276,088     SOLE       NONE      276,088
UNITED CONTINENTAL HOLDING INC                     COMMON    910047109    9,033     466,083     SOLE       NONE      466,083
US AIRWAYS GROUP INC                               COMMON    90341W108    7,059   1,283,390     SOLE       NONE    1,283,390
VISHAY INTERTECHNOLOGY                             COMMON    928298108    4,801     574,244     SOLE       NONE      574,244
VISTEON CORP                                       COMMON    92839U206    1,398      32,500     SOLE       NONE       32,500
WELLS FARGO & CO 34.0100 EXP10/28/2018             WTS       949746119    3,464     449,853     SOLE       NONE      449,853

                                                                        202,099